Appendix 2 Additional Information No. 715 of February 3, 2012 - Summary of Provisions and Write-offs Portfolio (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provisions And Writeoffs For Portfolio [Line Items]
Provisions and Write-offs	$ 15,167,707	$ 10,047,000
Non-renegotiated Portfolio [Member]
Provisions And Writeoffs For Portfolio [Line Items]
Provisions and Write-offs	12,467,992	4,403,135
Renegotiated Portfolio [Member]
Provisions And Writeoffs For Portfolio [Line Items]
Provisions and Write-offs	$ 2,699,715	$ 5,643,865